[ICON Funds letterhead]

July 13, 2012

Via EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Room 5506, Stop 5-5

Washington, D.C. 20549

Attn:	Mr. Chad Eskilsen
Division of Investment Management

Re:	Post-Effective Amendment Nos. 39 for the ICON Funds
Securities Act Registration No. 333-14927
Investment Company Act File No. 811-7883

Dear Mr. Eskilsen:

Pursuant to Rule 485(a) under the Securities Act of 1933, we are filing, on behalf of the ICON Funds, Post-Effective Amendment No. 39 to its registration statement on Form N-1A (“the PEA”) to be effective no later than September 28, 2012.

This filing is for the registration of a new Series, the ICON Opportunities Fund. The ICON Opportunities Fund is a new fund with no history of operation, performance or financial information. All start-up costs for the fund will be paid by the Adviser, and the Adviser has agreed to an expense limitation until January 31, 2014.

The Registrant is aware of its obligations under the Securities Act of 1933 and acknowledges that:

•	The ICON Funds, not the Staff, are responsible for the adequacy and accuracy of the disclosure in the Registration Statement;

•	Staff comments, or changes to disclosure by the ICON Funds in response to Staff comments, does not relieve the ICON Funds of our responsibility for disclosure; and

•	The ICON Funds may not assert Staff comments as an affirmative defense in any proceeding initiated by the Commission or any person under the U.S. Federal Securities Laws.

If you have any questions, comments or desire further information, contact me, at (303) 328-9207, or counsel to the Trust, Charles W. Lutter Jr., at (210) 496-5438, at any time.

Sincerely,
/S/ Donald Salcito
Donald Salcito, Esq.
Secretary of the Trust